Promissory and convertible promissory notes	12 Months Ended
Dec. 31, 2021
Promissory And Convertible Promissory Notes [Abstract]
Promissory and convertible promissory notes [Text Block]

10. Promissory and convertible promissory notes

A continuity of the Company's promissory notes is included below:

December 31, 2020	$5,425,000
Issued for cash (note 10 (i))	1,075,000
Converted to Origination Member Units (note 10 (ii))	(4,475,000)
Repayment of notes (note 10 (iii))	(2,025,000)
Issued for cash (note 10 (iv))	2,300,000
Converted to Origination Member Units (note 10 (iv))	(2,300,000)
December 31, 2021	$-

i) During the year ended December 31, 2021, Origination issued $1,075,000 in promissory notes for cash of which $75,000 were to an officer of the Company.

ii) During the year ended December 31, 2021, Origination issued 353,870 Origination Member Units in exchange for $3,475,000 in promissory notes (Note 13) (2020 - Nil) of which $600,000 were held by an officer of the Company. In addition, Origination exchanged $1,000,000 of promissory notes in connection with the asset backed preferred instrument (Note 12).

iii) During the year ended December 31, 2021, Origination repaid $1,605,000 of promissory notes with cash and also offset $270,000 of promissory notes with agreed upon overhead expenses paid by the Company that was outstanding at December 31, 2020, which has been shown as a reduction of general and administrative expenses.

iv) During the year ended December 31, 2020, the Company issued discounted promissory notes including the $1,800,000 issued on the acquisition of working interests (note 6) totalling a face value of $5,425,000 for proceeds of $5,352,500. The promissory notes have maturity dates throughout 2021 and interest rates between 15% and 17% and are unsecured. Of the amounts, $1,600,000 face value were issued to parties related by virtue of significant equity holdings in the Company and/or officers and directors of the Company under the same terms as comparable notes issued to third parties. During the year ended December 31, 2020 $229,227 was recorded to finance expenses related to interest on the outstanding promissory notes, including the amortization of the $72,500 discount, of which $97,245 and $32,000 was with regards to related party holders.

v) In June 2021, Origination issued a series of unsecured, non-interest bearing convertible promissory notes to individuals in aggregate principal amount of US$2.3 million with a maturity date of sixty days from the date of issuance. Per the terms of these convertible promissory notes, they are convertible into units of Origination at a conversion rate of $9.82/unit at the option of the noteholder or the Company. On July 2, 2021, Origination exercised its option to convert all the existing convertible notes into 234,216 Origination Member Units effective as of July 7, 2021 (Note 13).

At December 31, 2021, the Company has no outstanding notes or promissory notes payable.